Segment reporting (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Total revenue	$ 13,020,037	$ 11,670,391	$ 26,665,601	$ 20,715,230
Revenue from China
Segment Reporting Information [Line Items]
Total revenue	11,827,380	10,449,173	24,121,216	17,983,566
Revenue from foreign countries
Segment Reporting Information [Line Items]
Total revenue	$ 1,192,657	$ 1,221,218	$ 2,544,385	$ 2,731,664